Guarantees, Commitments, and Contingencies - Non-Cancelable Purchase Obligations Maturity Schedule (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 1,298
2023	524
2024	202
2025	25
Total	$ 2,049